Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [Abstract]
Trade and other receivables
18 Trade and other receivables

At 31 December
(in USD million) 2023 2022
Trade receivables from contracts with customers 1) 10,706 15,213
Other current receivables 1,774 992
Collateral receivables
2)
2,186 3,468
Receivables from participation in joint operations and

similar arrangements
471 661
Receivables from equity accounted associated companies

and other related parties
1,056 1,276
Total financial trade and other receivables 16,193 21,611
Non-financial trade and other receivables 740 841
Trade and other receivables 16,933 22,452
1) Trade receivables from contracts with customers are shown net of an immaterial provision for expected

losses.
2) Mainly related to cash paid as security for

a portion of Equinor's credit exposure.

For more information about the credit quality of Equinor's counterparties, see note 4 Financial risk and capital management. For
currency sensitivities, see note 28 Financial instruments and fair value measurement. For further information on receivables from
equity accounted associated companies and other related parties, see note 27 Related parties.